Income Taxes - Schedule of Significant Portion of the Company's Deferred Tax Asset (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Components of Deferred Tax Assets [Abstract]
Federal and state net operating loss carryforwards	$ 15,264	$ 11,940
Research and development credits	551	331
Depreciation and amortization	20	17
Section 174 capitalized research and development	2,887	2,018
Lease liability	51	128
Other	204	421
Total deferred tax assets	18,977	14,855
Deferred tax liabilities:
Right of use asset	(49)	(123)
Other	(9)	(102)
Total deferred tax liabilities	(58)	(225)
Less: Valuation allowance	(18,919)	(14,630)
Net deferred tax assets (liabilities)	$ 0	$ 0